Trade and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables
The Company’s trade and other receivables as at December 31, 2025 and December 31, 2024 include the following:

	2025	2024
	$	$
Trade receivables	45,467	39,265
Accrued revenues	5,118	3,962
Tax credits receivable	4,316	1,651
Interest receivable	39	213
Other receivables	269	475
	55,209	45,566

Included in trade receivables is a provision for expected credit losses of $1,022 as at December 31, 2025 and $1,085 as at December 31, 2024.